Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 2,005	$ 1,909	$ 1,929
Fair value	$ 1,802	$ 2,011	$ 2,085